401(k) and Profit-Sharing Plan	12 Months Ended
Dec. 31, 2020
401(k) and Profit-Sharing Plan
Note 16. 401(k) and Profit-Sharing Plan

Note 16. 401(k) and Profit-Sharing Plan

The Company has a defined contribution plan covering all employees who meet certain age and service requirements. The pension expense was $648,405 and $624,000 for 2020 and 2019, respectively. These amounts represent discretionary matching contributions of a portion of the voluntary employee salary deferrals under the 401(k) plan and discretionary profit-sharing contributions under the plan.